SHAREHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, ¥ in Thousands		12 Months Ended
	Aug. 27, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Aug. 10, 2026 $ / shares	Jun. 30, 2026 JPY (¥) shares	Apr. 30, 2025 $ / shares shares	Sep. 12, 2024 USD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Authorized share capital | $									$ 500,000
Number of shares authorized									500,000,000
Par value per share | $ / shares								$ 0.001	$ 0.001
Number of shares issued								1,000,000
Gross proceeds		$ 3,996,000	¥ 649,837
Subscription receivable | ¥							¥ 6
Capital transactions from shareholder | ¥			¥ 413,430	¥ 379,364
Potential ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,067,500
Net proceed after deducting underwriting discounts and commissions and offering expenses | $	$ 2,800,000
Potential ordinary share transactions [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares						$ 0.00002
Potential ordinary share transactions [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares						$ 0.0002
Potential ordinary share transactions [member] | Shareholders [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	457,500
Series A preferred shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized									2,500,000,000
Par value per share | $ / shares									$ 0.00002
Number of shares issued									50,000,000
Initial public offering [member] | Potential ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares	$ 0.00002
Number of shares issued	1,525,000
Shares issued price per share | $ / shares	$ 4.00
Gross proceeds | $	$ 7,000,000
Over allotment [member] | Potential ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	228,750
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									450,000,000
Ordinary shares [member] | Potential ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,296,250
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized							2,250,000,000		22,500,000,000
Par value per share | $ / shares		$ 0.0002							$ 0.00002